Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio - Service Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	0.41%
Annual Return 2016	5.04%
Annual Return 2017	19.11%
Annual Return 2018	(7.50%)
Annual Return 2019	22.65%
Annual Return 2020	16.10%
Annual Return 2021	14.60%
Annual Return 2022	(15.65%)
Annual Return 2023	15.72%
Annual Return 2024	10.87%